Goodwill and intangible assets - Changes in goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill
Goodwill, at cost	$ 10,833	$ 10,774	$ 10,760
Goodwill at the opening balance	10,511	10,482
Goodwill acquired during the year	142	229	161
Goodwill allocated to disposals	(193)	(8)
Exchange rate differences and other	101	(192)
Goodwill at the closing balance	10,561	10,511	10,482
Electrification
Goodwill
Goodwill at the opening balance	4,125	4,196
Goodwill acquired during the year	41	16
Goodwill allocated to disposals	(181)	(2)
Exchange rate differences and other	45	(85)
Goodwill at the closing balance	4,030	4,125	4,196
Motion
Goodwill
Goodwill at the opening balance	2,118	2,117
Goodwill acquired during the year	38	9
Goodwill allocated to disposals	0	0
Exchange rate differences and other	3	(8)
Goodwill at the closing balance	2,159	2,118	2,117
Process Automation
Goodwill
Goodwill at the opening balance	1,587	1,613
Goodwill acquired during the year	0	0
Goodwill allocated to disposals	(12)	(6)
Exchange rate differences and other	8	(20)
Goodwill at the closing balance	1,583	1,587	1,613
Robotics & Discrete Automation
Goodwill
Goodwill at the opening balance	2,208	2,280
Goodwill acquired during the year	49	0
Goodwill allocated to disposals	0	0
Exchange rate differences and other	45	(72)
Goodwill at the closing balance	2,302	2,208	2,280
Accumulated impairment charges	(272)	(263)	(278)
Corporate and Other [Member]
Goodwill
Goodwill at the opening balance	473	276
Goodwill acquired during the year	14	204
Goodwill allocated to disposals	0	0
Exchange rate differences and other	0	(7)
Goodwill at the closing balance	$ 487	$ 473	$ 276